Note 14 - Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations [Table Text Block]
	Actual		Minimum Required For Capital Adequacy Purposes		Minimum Required To Be Well Capitalized Under Prompt Corrective Action Regulations
	Amount	Ratio	Amount	Ratio	Amount	Ratio
2012
Total capital (to risk weighted assets)
Consolidated	$93,158	17.2%	$43,234	8.0%	$54,043	N/A
Bank	84,267	15.9	42,506	8.0	53,132	10.0%
Tier 1 capital (to risk weighted assets)
Consolidated	86,401	16.0	21,617	4.0	32,426	N/A
Bank	77,690	14.6	21,253	4.0	31,879	6.0
Tier 1 capital (to average assets)
Consolidated	86,401	10.9	31,571	4.0	39,464	N/A
Bank	77,690	10.0	31,010	4.0	38,763	5.0

2011
Total capital (to risk weighted assets)
Consolidated	$90,288	15.6%	$46,174	8.0%	$57,718	N/A
Bank	81,991	14.4	45,544	8.0	56,930	10.0%
Tier 1 capital (to risk weighted assets)
Consolidated	83,072	14.4	23,087	4.0	34,631	N/A
Bank	74,975	13.2	22,772	4.0	34,158	6.0
Tier 1 capital (to average assets)
Consolidated	83,072	10.3	32,414	4.0	40,517	N/A
Bank	74,975	9.4	31,969	4.0	39,962	5.0